Shareholder Fees {- International Index Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP International Index Portfolio_Initial, Service Class, Service 2 PRO-05 | International Index Portfolio
Shareholder Fees:
(fees paid directly from your investment)